Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Description of reasons for transfers out of level 1 in to level 2 of fair value hierarchy assets	During fiscal 2022, quoted debt securities of $127 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $76 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.	During fiscal 2021, quoted debt securities of $161 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $14 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.
Percentage point change in unobservable inputs used in fair valuation of Level 3 assets and liabilities that does not have significant impact	1.00%	1.00%
Exchange rate differences, percentage effect on incremental operating margins	0.46%	0.47%	0.45%
Derivative maturity description	12 months	12 months
Maximum exposure to credit risk from trade receivables	$ 2,995,000,000	$ 2,639,000,000
Unbilled revenue	1,650,000,000	1,111,000,000
Impairment loss under expected credit loss on customer balances	$ 19,000,000	$ 25,000,000	$ 23,000,000
Days Sales Outstanding- DSO	67 days	71 days
Outstanding bank borrowings	$ 0
Working capital	4,432,000,000	$ 5,043,000,000
Cash and cash equivalents	2,305,000,000	3,380,000,000	2,465,000,000	$ 2,829,000,000
Current investments	880,000,000	320,000,000
Outstanding employee benefit obligations	300,000,000	289,000,000
Liquidity risk on account of outstanding employee benefit obligations	0	0
Derivatives Not Designated As Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Net gain (loss) recognized on derivative financial instruments	22,000,000	84,000,000	$ (57,000,000)
Quoted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Debt securities, transferred from Level 1 to Level 2 of fair value hierarchy	127,000,000	161,000,000
Debt securities, transferred from Level 2 to Level 1 of fair value hierarchy	$ 76,000,000	$ 14,000,000